Other Non-current Liabilities - Summary of Movements on Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Option	Dec. 31, 2018 Option	Dec. 31, 2018 shares Option	Dec. 31, 2018 USD ($) Option	Dec. 31, 2018 Option	Dec. 31, 2017 USD ($) Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Options at beginning of year | Option	44,218,814				32,307,010	17,522,365
Options granted | Option	13,585,502				18,209,410	15,666,155
Options exercised	(7,503,814)		(361,343)		(3,032,571)	(198,525)
Options forfeited | Option	(10,716,644)				(3,265,035)	(682,985)
Options at end of year | Option	39,583,858				44,218,814	32,307,010
Options exercisable at end of year | Option	10,360,642	16,830,409	16,830,409	16,830,409	16,830,409	12,551,425
Options at beginning of year	$ 6.15			$ 4.43		$ 2.01
Options granted	8.94			9.84		7.10
Options forfeited	5.70			7.31		6.71
Options exercised	1.25			2.38		0.08
Options at end of year	8.23			6.15		4.43
Options exercisable at year end	$ 6.40			$ 2.33		$ 1.59
Weighted average remaining contracted life of options outstanding at year end	9 years 9 months 14 days	9 years 6 months 14 days				8 years